CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT - USD ($) $ in Thousands	Total	Series 1 Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2019	191,139,933
Beginning balance at Dec. 31, 2019	$ 231,129
Increase (Decrease) in Temporary Equity [Roll Forward]
Effect of exchange transaction (in shares)	(15,546,014)
Effect of exchange transaction	$ (10,605)
Ending balance (in shares) at Mar. 31, 2020	175,593,919
Ending balance at Mar. 31, 2020	$ 220,524
Beginning balance (in shares) at Dec. 31, 2019		2,961	9,392,682
Beginning balance at Dec. 31, 2019	(255,661)	$ 0	$ 0	$ 3,339	$ 54	$ (259,054)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of exchange transaction (in shares)			(466,711)
Effect of exchange transaction	7,337					7,337
Issuance of common and preferred stock upon exercise of stock options and warrants (in shares)			71,770
Issuance of common and preferred stock upon exercise of stock options and warrants	21			21
Stock-based compensation	456			456
Foreign currency translation adjustment	451				451
Net loss	(17,471)					(17,471)
Ending balance (in shares) at Mar. 31, 2020		2,961	8,997,741
Ending balance at Mar. 31, 2020	$ (264,867)	$ 0	$ 0	3,816	505	(269,188)
Beginning balance (in shares) at Dec. 31, 2020	175,437,783
Beginning balance at Dec. 31, 2020	$ 220,563
Increase (Decrease) in Temporary Equity [Roll Forward]
Recognition of beneficial conversion feature related to convertible notes	$ 1,126			1,126
Issuance of common and preferred stock upon exercise of stock options and warrants (in shares)	90,442
Issuance of common and preferred stock upon exercise of stock options and warrants	$ 392
Ending balance (in shares) at Mar. 31, 2021	175,528,225
Ending balance at Mar. 31, 2021	$ 220,955
Beginning balance (in shares) at Dec. 31, 2020		2,961	11,228,371
Beginning balance at Dec. 31, 2020	(397,972)	$ 0	$ 0	10,061	(192)	(407,841)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common and preferred stock upon exercise of stock options and warrants (in shares)			6,465,857
Issuance of common and preferred stock upon exercise of stock options and warrants	2,755			2,755
Stock-based compensation	784			784
Foreign currency translation adjustment	251				251
Net loss	(82,553)					(82,553)
Ending balance (in shares) at Mar. 31, 2021		2,961	17,694,228
Ending balance at Mar. 31, 2021	$ (475,609)	$ 0	$ 0	$ 14,726	$ 59	$ (490,394)